Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related parties
Schedule of related party transactions

	Millions of euros
	2017				2016				2015
		Members				Members				Members
	Associates	of the		Other	Associates	of the		Other	Associates	of the		Other
	and joint	Board of	Executive	related	and joint	Board of	Executive	related	and joint	Board of	Executive	related
	ventures	Directors	vice-presidents	parties	ventures	Directors	vice-presidents	parties	ventures	Directors	vice-presidents	parties
Assets:	6,048	—	21	300	5,884	—	22	307	6,542	—	28	573
Loans and advances: Credit institutions	472	—	—	—	223	—	—	-	8	—	—	—
Loans and advances: Customers	5,081	—	21	279	5,209	—	22	286	5,997	—	28	293
Debt instruments	473	—	—	21	452	—	—	21	537	—	—	280
Others	22	—	—	—	—	—	—	—	—	—	—	—

Liabilities:	748	19	14	63	824	27	10	124	1,122	25	16	103
Financial liabilities: Credit institutions	309	—	—	—	155	—	—	—	501	—	—	—
Financial liabilities:Customers	414	19	14	63	669	27	10	124	620	25	16	103
Marketable debt securities	4	—	—	—	—	—	—	—	1	—	—	—
Others	21	—	—	—	—	—	—	—	—	—	—	—

Income statement:	1,020	—	—	14	609	—	—	13	802	—	—	24
Interest income	57	—	—	8	67	—	—	10	98	—	—	17
Interest expense	(3)	—	—	—	(15)	—	—	(1)	(15)	—	—	—
Gains/losses on financial assets and liabilities and others	302	—	—	—	15	—	—	—	73	—	—	—
Commission income	735	—	—	6	561	—	—	4	664	—	—	8
Commission expense	(71)	—	—	—	(19)	—	—	—	(18)	—	—	(1)

Other:	3,881	7	3	597	4,146	1	3	846	4,123	2	4	2,682
Contingent liabilities and others	6	6	1	352	19	—	—	139	46	—	—	191
Contingent commitments	301	1	2	60	17	1	3	417	95	2	4	132
Derivative financial instruments	3,574	—	—	185	4,110	—	—	290	3,982	—	—	2,359